UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 18.7%
Consumer Discretionary 1.4%
AutoNation, Inc., 7.0%, 4/15/2014 (b)	107,000	94,962
Avis Budget Car Rental LLC, 7.625%, 5/15/2014 (b)	130,000	112,125
Caesars Entertainment, Inc.:
7.875%, 3/15/2010 (b)	248,000	232,500
8.125%, 5/15/2011 (b)	168,000	141,120
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	177,000	196,617
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	210,431
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	75,000	71,344
INVISTA, 144A, 9.25%, 5/1/2012	334,000	341,515
McDonald's Corp., Series I, 5.35%, 3/1/2018	505,000	511,171
MGM MIRAGE:

6.625%, 7/15/2015	29,000	25,230
6.875%, 4/1/2016	22,000	19,250
Quebecor Media, Inc., 7.75%, 3/15/2016	31,000	28,288
TCI Communications, Inc., 8.75%, 8/1/2015	511,000	578,035
Valassis Communications, Inc., 8.25%, 3/1/2015	127,000	104,457
Viacom, Inc., 5.75%, 4/30/2011	458,000	462,878

		3,129,923
Consumer Staples 1.6%
Constellation Brands, Inc.:
7.25%, 9/1/2016 (b)	139,000	135,177
7.25%, 5/15/2017	165,000	160,050
8.375%, 12/15/2014 (b)	66,000	67,980
CVS Caremark Corp.:
6.25%, 6/1/2027	332,000	330,864
6.302%, 6/1/2037	1,050,000	962,875
Dean Foods Co., 7.0%, 6/1/2016 (b)	85,000	74,375
Kroger Co., 6.8%, 4/1/2011	505,000	537,048
Miller Brewing Co., 144A, 5.5%, 8/15/2013	660,000	701,461
Tesco PLC, 144A, 6.15%, 11/15/2037	600,000	581,453

		3,551,283
Energy 1.4%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	93,000	81,840
Alpha Natural Resources LLC, 10.0%, 6/1/2012	75,000	78,375
Basic Energy Services, Inc., 7.125%, 4/15/2016 (b)	191,000	181,927
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	180,000	178,062
Dynegy Holdings, Inc., 7.5%, 6/1/2015 (b)	160,000	150,000
Enbridge Energy Partners LP, 8.05%, 10/1/2037	61,000	56,152
Enterprise Products Operating LP, 8.375%, 8/1/2066 (b)	367,000	357,223
Forest Oil Corp., 7.25%, 6/15/2019	64,000	65,120
Helix Energy Solutions Group, Inc., 144A, 9.5%, 1/15/2016	21,000	21,000
Petroleos de Venezuela SA, 5.25%, 4/12/2017	200,000	131,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016	69,000	66,585
Southern Union Co., 7.2%, 11/1/2066	190,000	159,600
Tesoro Corp., 6.625%, 11/1/2015 (b)	296,000	273,800
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	684,000	604,577
Valero Energy Corp., 6.625%, 6/15/2037	560,000	535,284
Williams Partners LP, 7.25%, 2/1/2017	240,000	241,200

		3,181,945
Financials 5.6%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	457,925
American Express Centurion Bank, 5.55%, 10/17/2012	725,000	731,566
American International Group, Inc., 6.25%, 3/15/2037	800,000	648,084
Arch Western Finance, 6.75%, 7/1/2013	129,000	128,677
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	362,000	332,477
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	654,000	670,074
Banque Centrale de Tunisie, 8.25%, 9/19/2027	70,000	85,400
Corp. Andina de Fomento:
5.75%, 1/12/2017	315,000	307,977
6.875%, 3/15/2012	115,000	123,669
Discover Financial Services, 144A, 3.431% *, 6/11/2010	550,000	464,478
EDP Finance BV, 144A, 5.375%, 11/2/2012	865,000	891,722
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	340,000	324,044
144A, 7.0%, 10/15/2037	950,000	780,966

144A, 8.0%, 1/15/2011		330,000	352,044
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011 (b)		114,000	116,475
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		385,000	349,793
Ford Motor Credit Co., LLC:
7.127% *, 1/13/2012		109,000	80,632
7.8%, 6/1/2012		100,000	82,487
FPL Group Capital, Inc.:
6.65%, 6/15/2067		360,000	332,455
Series D, 7.3%, 9/1/2067		20,000	19,561
General Electric Capital Corp., 5.875%, 1/14/2038		300,000	289,157
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		430,000	367,504
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033		540,000	397,624
NLV Financial Corp., 144A, 6.5%, 3/15/2035		734,000	692,356
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015		45,000	38,587
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		150,000	133,875
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	3,321,554	140,870
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		425,000	442,992
Standard Chartered Bank, 144A, 6.4%, 9/26/2017		345,000	351,617
The Travelers Companies, Inc., 6.25%, 3/15/2037		135,000	119,073
TNK-BP Finance SA:
144A, 7.5%, 3/13/2013		445,000	433,319
144A, 7.875%, 3/13/2018 (b)		265,000	244,794
UDR , Inc., Series E, (REIT), 3.9%, 3/15/2010		245,000	235,547
Wells Fargo & Co., 5.25%, 10/23/2012		260,000	269,639
White Mountains RE Group, Ltd., 144A, 6.375%, 3/20/2017		180,000	167,725
Woori Bank, 144A, 6.208%, 5/2/2037		470,000	372,419
Xstrata Finance Canada Ltd., 144A, 6.9%, 11/15/2037		585,000	565,433

			12,543,037
Health Care 0.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)		70,000	60,200
Boston Scientific Corp, 5.45%, 6/15/2014		86,000	78,905
Community Health Systems, Inc., 8.875%, 7/15/2015		164,000	164,615
Medco Health Solutions, Inc., 6.125%, 3/15/2013		725,000	734,373
Quest Diagnostics, Inc., 6.95%, 7/1/2037		260,000	257,395
Schering-Plough Corp., 6.55%, 9/15/2037		385,000	370,770

			1,666,258
Industrials 1.1%
Allied Waste North America, Inc., 6.5%, 11/15/2010 (b)		93,000	93,000
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019		209,827	212,450
Arizona Public Service Co., 5.625%, 5/15/2033		550,000	445,506
Grant Prideco, Inc., Series B, 6.125%, 8/15/2015		161,000	164,623
Iron Mountain, Inc., 8.625%, 4/1/2013		70,000	70,700
Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/2012		460,000	474,950
Northwest Pipelines Corp., 5.95%, 4/15/2017		450,000	446,625
President & Fellows of Harvard College, 5.625%, 10/1/2038		600,000	604,812
TransDigm, Inc., 7.75%, 7/15/2014		22,000	22,000

			2,534,666
Information Technology 0.5%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017		494,000	463,850
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012		695,000	712,333

			1,176,183
Materials 1.3%
Celulosa Arauco y Constitucion SA:

5.125%, 7/9/2013		274,000	273,940
5.625%, 4/20/2015		385,000	383,992
Domtar Corp., 5.375%, 12/1/2013		190,000	166,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		301,000	319,436
Georgia-Pacific LLC, 8.125%, 5/15/2011		351,000	348,368
Huntsman International LLC, 7.375%, 1/1/2015 (b)		104,000	107,640
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		230,000	206,425
Nucor Corp., 6.4%, 12/1/2037		295,000	297,717
Peabody Energy Corp., Series B, 6.875%, 3/15/2013		38,000	38,570
Pliant Corp., 11.625%, 6/15/2009 (PIK)		7	7
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		85,000	77,128
Steel Dynamics, Inc.:
144A, 7.375%, 11/1/2012		105,000	106,050
144A, 7.75%, 4/15/2016		80,000	80,300
The Mosaic Co., 144A, 7.625%, 12/1/2014		157,000	167,990
United States Steel Corp., 5.65%, 6/1/2013		441,000	427,110

			3,000,923
Telecommunication Services 0.9%
British Telecommunications PLC, 5.15%, 1/15/2013		600,000	591,270
Cincinnati Bell, Inc., 7.25%, 7/15/2013		35,000	34,387
Citizens Communications Co., 9.0%, 8/15/2031		177,000	154,875
Nordic Telephone Co. Holdings, 144A, 9.881% *, 5/1/2016	EUR	155,000	231,859
Qwest Corp.:
7.5%, 10/1/2014		265,000	258,375
7.625%, 6/15/2015		309,000	301,275
Telecom Italia Capital, 6.2%, 7/18/2011		175,000	173,609
Verizon Communications, Inc.:
4.35%, 2/15/2013		105,000	102,885
6.4%, 2/15/2038		185,000	180,111
Windstream Corp., 8.125%, 8/1/2013		35,000	34,388

			2,063,034
Utilities 4.2%
AES Corp.:
8.0%, 10/15/2017		80,000	81,000
144A, 8.75%, 5/15/2013		44,000	45,760
9.5%, 6/1/2009		99,000	102,168
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		365,000	394,200
Baltimore Gas & Electric Co., 6.35%, 10/1/2036		260,000	235,331
CMS Energy Corp., 8.5%, 4/15/2011 (b)		35,000	37,176
Commonwealth Edison Co.:
5.8%, 3/15/2018		110,000	109,422
Series 98, 6.15%, 3/15/2012		550,000	574,040
6.95%, 7/15/2018		310,000	317,750
Constellation Energy Group, 7.6%, 4/1/2032		205,000	207,654
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066		330,000	301,795
7.5%, 6/30/2066		935,000	863,070
Edison Mission Energy:
7.0%, 5/15/2017		57,000	56,715
7.5%, 6/15/2013		208,000	213,200
Energy East Corp., 6.75%, 7/15/2036		545,000	529,348
Energy Future Holdings Corp., 7.48%, 1/1/2017		387,152	341,805
Entergy Mississippi, Inc., 5.92%, 2/1/2016		225,000	229,425
FPL Energy National Wind, 144A, 5.608%, 3/10/2024		477,546	484,934
Integrys Energy Group, Inc., 6.11%, 12/1/2066		580,000	499,974

Intergen NV, 144A, 9.0%, 6/30/2017	150,000	156,750
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016	100,000	98,223
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	41,755	44,469
Mirant North America LLC, 7.375%, 12/31/2013	49,000	49,490
NRG Energy, Inc.:
7.375%, 2/1/2016	210,000	205,800
7.375%, 1/15/2017	258,000	250,905
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	315,000	299,259
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	830,000	705,807
PSE&G Energy Holdings LLC, 8.5%, 6/15/2011	92,000	97,312
Regency Energy Partners LP, 8.375%, 12/15/2013	261,000	266,220
Reliant Energy, Inc., 6.75%, 12/15/2014	177,000	180,097
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037 (b)	550,000	527,439
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	955,000	852,146

		9,358,684

Total Corporate Bonds (Cost $44,388,535)		42,205,936
Asset Backed 0.9%
Home Equity Loans
Chase Funding Loan Acquisition Trust, "IA5", Series 2001-C2, 6.468%, 2/25/2013	721,369	714,900
Countrywide Asset-Backed Certificates, "2A3", Series 2005-12, 5.069%, 2/25/2036	1,294,478	1,250,228
Soundview Home Equity Loan Trust, "A2", Series 2005-CTX1, 5.195%, 11/25/2035	197,313	196,498

Total Asset Backed (Cost $2,100,035)		2,161,626
Mortgage Backed Securities Pass-Throughs 17.7%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 10/1/2023 until 8/1/2024	787,775	800,361
5.524%, 2/1/2038	986,499	992,022
6.5%, 3/1/2026	1,471,015	1,565,926
7.0%, 1/1/2038	509,197	534,868
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 6/1/2034	5,745,168	5,720,809
5.0%, with various maturities from 2/1/2021 until 8/1/2034	4,441,324	4,436,049
5.5%, with various maturities from 1/1/2025 until 7/1/2037	14,756,260	14,932,821
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,462,704	1,511,043
6.31%, 6/1/2008	1,700,000	1,702,878
6.5%, with various maturities from 3/1/2017 until 1/1/2038	7,266,726	7,536,512
8.0%, 9/1/2015	32,868	35,639

Total Mortgage Backed Securities Pass-Throughs (Cost $38,947,241)		39,768,928
Commercial and Non-Agency Mortgage-Backed Securities 36.4%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.414% *, 1/25/2036	820,000	622,949
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,050,000	996,629
Banc of America Commercial Mortgage, Inc., "AM", Series 2007-4 6.003% *, 2/10/2051	305,000	280,057
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,095,000	1,088,165
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	1,826,749	1,725,559
"2A1", Series 2006-4, 5.795% *, 10/25/2036	718,449	646,042
"3A1", Series 2007-5, 5.981% *, 8/25/2047	1,639,221	1,474,211
"22A1", Series 2007-4, 6.004% *, 6/25/2047	1,662,908	1,509,070
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.85% *, 6/11/2040	1,650,000	1,630,724
"AAB", Series 2007-PW16, 5.902% *, 6/11/2040	1,200,000	1,202,779
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.282% *, 12/25/2035	1,297,097	1,204,206

Citicorp Mortgage Securities, Inc., "3A1", Series 2004-1, 4.75%, 1/25/2034	1,540,685	1,453,431
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.527% *, 3/25/2036	1,076,984	1,032,660
"2A1A", Series 2007-AR8, 5.92% *, 7/25/2037	719,232	680,161
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	642,538	665,429
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2005-CD1, 5.4% *, 7/15/2044	800,000	798,582
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	325,377	313,835
"A1", Series 2004-1T1, 5.0%, 2/25/2034	364,512	350,318
"A2", Series 2002-18, 5.25%, 2/25/2033	661,166	631,004
"A2", Series 2003-21T1, 5.25%, 12/25/2033	540,340	513,281
"A2", Series 2004-1T1, 5.5%, 2/25/2034	242,086	234,759
Countrywide Capital Cobalt, "AAB", Series 2006-C1, 5.223%, 8/15/2048	559,000	548,905
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.213% *, 3/20/2036	930,000	658,053
"A1", Series 2005-29, 5.75%, 12/25/2035	1,180,795	1,174,153
"A2", Series 2006-1, 6.0%, 3/25/2036	869,199	866,482
Credit Suisse Mortgage Capital Certificates, Inc.:
"3A1", Series 2006-9, 6.0%, 11/25/2036	1,335,791	1,314,919
"3A19", Series 2007-5, 6.0%, 8/25/2037	1,104,719	1,087,458
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	246,510	237,603
First Franklin Mortgage Loan Asset Backed Certificate, "A2A", Series 2007-FFC, 2.749% *, 6/25/2027	854,014	714,102
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	1,160,000	892,967
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	1,130,693	1,131,323
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	775,000	758,874
"AM", Series 2007-GG9, 5.475%, 3/10/2039	1,025,000	919,656
"AJ", Series 2007-GG9, 5.505%, 3/10/2039	108,000	82,484
"A4", Series 2007-GG11, 5.736%, 12/10/2049	700,000	691,013
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	1,100,000	1,086,932
"A2", Series 2007-GG10, 5.778%, 8/10/2045	1,640,000	1,622,096
"AAB", Series 2007-GG10, 5.993% *, 8/10/2045	1,620,000	1,629,803
"J", Series 2007-GG10, 144A, 5.993% *, 8/10/2045	1,096,000	514,901
"K", Series 2007-GG10, 144A, 5.993% *, 8/10/2045	767,000	323,678
"AM", Series 2007-GG10, 5.993% *, 8/10/2045	2,200,000	2,024,321
"A4", Series 2007-GG10, 5.993% *, 8/10/2045	600,000	599,045
"AJ", Series 2007-GG10, 5.993% *, 8/10/2045	1,130,000	880,182
GSR Mortgage Loan Trust:
"1A1", Series 2007-AR2, 5.787% *, 5/25/2047	1,198,119	1,135,453
"2A1", Series 2007-AR1, 5.999% *, 3/25/2037	2,053,680	1,953,213
Indymac Inda Mortgage Loan Trust, "1A2", Series 2007-AR1, 5.746% *, 3/25/2037	1,092,643	1,075,321
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.771% *, 1/25/2037	824,702	760,961
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3A1", Series 2005-LDP4, 4.871%, 10/15/2042	235,000	229,759
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	1,175,000	1,181,569
"A4", Series 2007-LD12, 5.882%, 2/15/2051	575,000	573,368
"ASB", Series 2007-CB19, 5.92% *, 2/12/2049	880,000	883,818
"E", Series 2007-LD11, 6.007% *, 6/15/2049	590,000	365,266
"F", Series 2007-LD11, 6.007% *, 6/15/2049	650,000	385,819
"G", Series 2007-LD11, 144A, 6.007% *, 6/15/2049	760,000	425,218
"H", Series 2007-LD11, 144A, 6.007% *, 6/15/2049	460,000	236,073
"A4", Series 2007-LD11, 6.007% *, 6/15/2049	570,000	569,352
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.747% *, 4/25/2036	1,420,000	1,164,720
Master Alternative Loans Trust:

"5A1", Series 2005-1, 5.5%, 1/25/2020	872,819	852,635
"5A1", Series 2005-2, 6.5%, 12/25/2034	108,736	104,998
"8A1", Series 2004-3, 7.0%, 4/25/2034	22,988	23,468
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	534,076	534,410
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	105,000	98,153
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.023% *, 6/12/2050	590,000	593,858
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	1,000,000	978,495
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,600,000	1,563,922
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,105,000	1,098,460
"AM", Series 2007-HQ12, 5.811% *, 4/12/2049	600,000	544,097
"F", Series 1998-HF1, 144A, 7.18%, 3/15/2030	234,934	234,795
New York Mortgage Trust, "2A3", Series 2006-1, 5.646% *, 5/25/2036	1,100,000	989,353
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	768,244	726,324
"CB", Series 2004-QS2, 5.75%, 2/25/2034	537,036	507,163
Residential Funding Mortgage Securities I, "2A2", Series 2007-SA1, 5.619% *, 2/25/2037	1,386,265	1,312,458
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.778% *, 2/20/2047	1,409,364	1,336,937
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25%, 12/25/2035	1,160,000	974,889
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	522,946
"5A1", Series 2005-18, 5.53% *, 9/25/2035	530,460	413,909
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	681,347
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	4,300	4,286
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-4 6.001% *, 10/25/2037	1,647,836	1,525,798
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	770,000	748,316
"A2", Series 2007-C31, 5.421%, 4/15/2047	1,080,000	1,053,853
"H", Series 2007-C32, 144A, 5.928% *, 6/15/2049	770,000	400,226
"ABP", Series 2007-C32, 5.928% *, 6/15/2049	720,000	722,298
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157% *, 10/20/2035	1,112,290	1,043,038
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	15,611	15,598
"1A3", Series 2005-AR16, 5.102% *, 12/25/2035	825,000	742,461
"1A1", Series 2006-AR18, 5.347% *, 1/25/2037	1,220,786	1,148,807
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	1,660,310	1,567,124
"1A1", Series 2007-HY4, 5.551% *, 4/25/2037	1,452,918	1,370,334
"1A1", Series 2006-AR16, 5.606% *, 12/25/2036	1,137,379	1,076,578
"1A1", Series 2007-HY2, 5.625% *, 12/25/2036	1,441,285	1,378,577
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.334% *, 7/25/2035	759,253	558,754
"2A5", Series 2006-AR2, 5.109% *, 3/25/2036	2,609,568	2,500,272
"A4", Series 2005-AR14, 5.387% *, 8/25/2035	945,000	696,671
"2A5", Series 2006-AR1, 5.551% *, 3/25/2036	935,000	671,048
"1A3", Series 2006-6, 5.75%, 5/25/2036	863,067	863,126

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $88,338,907)		81,932,493

Collateralized Mortgage Obligations 5.3%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	300,171	304,659
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	394,687	398,548
"TA", Series 2750, 5.0%, 2/15/2032	1,010,000	1,010,299

"PD", Series 2774, 5.0%, 8/15/2032		1,010,000	1,009,852
"EG", Series 2836, 5.0%, 12/15/2032		1,580,000	1,565,111
"PD", Series 2893, 5.0%, 2/15/2033		800,000	789,978
"OG", Series 2889, 5.0%, 5/15/2033		685,000	676,341
"PE", Series 2898, 5.0%, 5/15/2033		335,000	330,381
"PD", Series 2939, 5.0%, 7/15/2033		535,000	526,088
"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,447,534
"PE", Series 2522, 5.5%, 3/15/2022		950,000	970,699
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	736,552
"WD", Series 2005-86, 5.0%, 3/25/2034		1,525,000	1,514,956
"PG", Series 2002-3, 5.5%, 2/25/2017		500,000	510,564
"ZQ", Series G92-9, 7.0%, 12/25/2021		52,554	53,069

Total Collateralized Mortgage Obligations (Cost $11,713,536)			11,844,631
Government & Agency Obligations 12.2%
Sovereign Bonds 2.3%
Dominican Republic, Series REG S, 8.625%, 4/20/2027		200,000	215,000
Government of Indonesia, Series FR-23, 11.0%, 12/15/2012	IDR	1,450,000,000	160,967
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	570,000	179,631
Government of Ukraine, Series REG S, 6.75%, 11/14/2017		390,000	384,150
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	2,700,000	264,121
Series MI-10, 9.0%, 12/20/2012	MXN	2,430,000	242,960
Nota Do Tesouro Nacional, 10.0%, 1/1/2017	BRL	710,000	344,597
Republic of Argentina:
GDP Linked Note, 12/15/2035		640,000	76,800
Series X, 7.0%, 4/17/2017		380,000	286,900
Republic of Colombia, 7.375%, 9/18/2037		350,000	375,375
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	500,000	93,837
9.1%, 7/12/2010	EGP	380,000	72,342
9.1%, 9/20/2012	EGP	230,000	43,334
9.35%, 8/16/2010	EGP	80,000	15,190
Republic of El Salvador:
Series REG S, 7.65%, 6/15/2035		90,000	94,950
Series REG S, 8.25%, 4/10/2032		40,000	45,200
Republic of Gabon, Series REG S, 8.2%, 12/12/2017		200,000	209,000
Republic of Ghana, Series REG S, 8.5%, 10/4/2017		180,000	188,640
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017		340,000	283,900
Republic of Panama:
6.7%, 1/26/2036		170,000	172,975
7.125%, 1/29/2026		220,000	237,600
7.25%, 3/15/2015		80,000	87,600
Republic of Peru, 8.2%, 8/12/2026	PEN	660,000	273,683
Republic of Philippines:
8.25%, 1/15/2014		70,000	80,150
9.0%, 2/15/2013		120,000	140,256
Republic of Turkey:
Series CPI, 10.0%, 2/15/2012	TRY	290,000	234,186
16.0%, 3/7/2012	TRY	90,000	63,303
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		30,000	31,350
8.0%, 11/18/2022		60,000	64,200
Republic of Venezuela, 5.75%, 2/26/2016		20,000	15,700

State of Qatar, Series REG S, 9.75%, 6/15/2030	50,000	77,875

5,055,772

US Treasury Obligations 9.9%
US Treasury Bonds:
3.5%, 2/15/2018 (b)	3,797,000	3,818,951
4.75%, 2/15/2037 (b)	5,687,000	6,116,636
6.875%, 8/15/2025 (b)	300,000	395,625
8.125%, 8/15/2019	860,000	1,198,020
US Treasury Inflation Index Note, 2.0%, 1/15/2014	5,139,855	5,567,106
US Treasury Notes:
4.25%, 11/15/2014 (b)	675,000	738,071
4.5%, 4/30/2012	160,000	173,837
4.875%, 8/31/2008 (b)	4,120,000	4,177,935
5.125%, 6/30/2008 (b)	125,000	126,152

		22,312,333

Total Government & Agency Obligations (Cost $26,576,073)		27,368,105
Municipal Bonds and Notes 2.4%
Gainesville, FL, Post-Employment Benefits Obligation Revenue, Retiree Health Care Plan, 4.6%, 10/1/2012 (c)	630,000	641,012
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project 6.4%, 1/1/2028	655,000	673,812
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	711,031
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (c)	325,000	304,350
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Fiscal 2008, Series A, 5.0%, 6/15/2038	995,000	994,930
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	1,420,000	1,514,558
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	550,000	540,644

Total Municipal Bonds and Notes (Cost $5,222,071)		5,380,337
Preferred Securities 3.5%
Axa, 144A, 6.379%, 12/14/2036 **	120,000	96,729
Catlin Insurance Co., Ltd., 144A, 7.249%, 1/19/2017 **	208,000	173,611
ComEd Financing III, 6.35%, 3/15/2033	238,000	189,776
Goldman Sachs Capital II, 5.793%, 6/1/2012 **	1,430,000	952,523
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 **	845,000	688,590
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 **	1,505,000	1,312,631
Royal Bank of Scotland Group PLC, 7.64%, 9/29/2017 **	1,800,000	1,550,142
Santander Perpetual SA, 144A, 6.671%, 10/24/2017 **	500,000	450,580
SMFG Preferred Capital, 144A, 6.078%, 1/25/2017 **	880,000	689,920
Wachovia Capital Trust III, 5.8%, 3/19/2011 **	1,465,000	1,043,812
XL Capital Ltd., Series E, 6.5%, 4/15/2017 **	966,000	724,059

Total Preferred Securities (Cost $9,907,388)		7,872,373
	Shares	Value ($)

Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%	4,202	106,757
Delphi Financial Group, Inc., 7.376%	18,000	340,314
Ford Motor Credit Co., LLC 7.375%	1,020	14,178

Total Preferred Stocks (Cost $578,444)		461,249

	Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 3.25% (d) (e) (Cost $12,793,568)			12,793,568	12,793,568
	Cash Equivalents 3.6%
Cash Management QP Trust, 2.84% (d) (Cost $8,060,670)			8,060,670	8,060,670
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $248,626,468) †			106.6	239,849,916
Other Assets and Liabilities, Net			(6.6)	(14,855,776)

Net Assets			100.0	224,994,140

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Date shown is call date; not a maturity date for the perpetual preferred securities.
†

The cost for federal income tax purposes was $248,668,124. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $8,818,500. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,769,328 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,587,828.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $12,451,302 which is 5.5% of net assets.
(c)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Financial Security Assurance, Inc.	0.6
	MBIA Corp.	0.5
	Radian Asset Assurance	0.1
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

As of March 31, 2008, the Portfolio entered into the following open forward currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver			In Exchange For	Date	( $)
USD	1,010,707	CHF	1,111,000	4/17/2008	108,133
EUR	377,869	CHF	608,000	4/17/2008	53,673
USD	552,980	EUR	380,000	4/17/2008	46,596
USD	279,581	EUR	180,000	4/17/2008	4,428
CHF	316,000	EUR	198,326	4/17/2008	23,022
CHF	484,000	EUR	306,334	4/17/2008	35,498
GBP	281,257	EUR	372,000	4/17/2008	41,582
JPY	1,778,968	EUR	11,160	4/17/2008	1,062
CHF	317,000	EUR	196,645	4/17/2008	18,717
HUF	1,086,281	EUR	4,054	4/17/2008	242
CHF	282,000	EUR	179,152	4/17/2008	3,024
EUR	383,905	GBP	286,000	4/17/2008	11,374
USD	699,755	JPY	74,181,000	4/17/2008	45,250
EUR	193,677	JPY	30,530,000	4/17/2008	23,090
JPY	28,160,000	USD	286,712	4/17/2008	3,899
EUR	377,291	NOK	3,044,000	4/17/2008	39,160
USD	279,715	NZD	377,000	4/17/2008	15,787
NZD	366,000	USD	287,424	4/17/2008	544
NZD	355,000	USD	281,234	4/17/2008	2,976
PHP	3,904,000	USD	94,527	4/17/2008	1,207
USD	279,520	RUB	6,943,000	4/17/2008	15,548
USD	528,092	SEK	3,442,000	4/17/2008	50,697
TRY	119,000	USD	97,417	4/17/2008	8,795
TRY	424,000	USD	341,055	4/17/2008	25,292
TRY	184,000	USD	146,821	4/17/2008	9,791
USD	81,809	UAH	416,000	4/17/2008	1,029
USD	269,269	CNY	1,918,000	7/16/2008	13,800
USD	197,670	CNY	1,408,000	7/16/2008	10,131
Total unrealized appreciation					614,347
					Unrealized
				Settlement	Depreciation
Contracts to Deliver			In Exchange For	Date	( $)
USD	280,655	AUD	299,000	4/17/2008	(7,969)
BRL	151,000	USD	81,666	4/17/2008	(4,104)
BRL	399,000	USD	222,781	4/17/2008	(3,855)
USD	261,624	CAD	263,000	4/17/2008	(5,472)
USD	263,145	CAD	260,000	4/17/2008	(9,914)
CAD	518,000	USD	500,483	4/17/2008	(4,030)
CHF	316,000	EUR	198,326	4/17/2008	(28,327)
JPY	30,660,000	USD	290,006	4/17/2008	(17,915)
CHF	316,000	USD	287,258	4/17/2008	(30,972)
CHF	484,000	EUR	306,334	4/17/2008	(39,571)
CHF	317,000	EUR	196,645	4/17/2008	(27,681)
CHF	282,000	EUR	179,152	4/17/2008	(4,343)
EUR	195,677	USD	286,000	4/17/2008	(22,746)

EUR	443,000	USD	643,714	4/17/2008	(55,264)
EUR	377,291	NOK	3,044,000	4/17/2008	(37,562)
EUR	195,000	USD	288,298	4/17/2008	(19,379)
EUR	195,000	USD	288,358	4/17/2008	(19,319)
EUR	377,869	CHF	608,000	4/17/2008	(37,594)
EUR	383,906	GBP	286,000	4/17/2008	(50,197)
EUR	193,677	JPY	30,530,000	4/17/2008	(22,064)
GBP	281,257	EUR	372,000	4/17/2008	(12,142)
HUF	48,487,000	USD	272,788	4/17/2008	(20,151)
HUF	50,327,000	USD	284,628	4/17/2008	(19,427)
HUF	2,153,000	EUR	8,203	4/17/2008	(808)
USD	279,055	JPY	27,740,000	4/17/2008	(460)
JPY	2,240,000	EUR	14,051	4/17/2008	(1,664)
MXN	197,000	USD	18,158	4/17/2008	(310)
MXN	739,000	USD	68,032	4/17/2008	(1,248)
NZD	382,000	USD	284,208	4/17/2008	(15,214)
NZD	365,000	USD	285,113	4/17/2008	(984)
USD	96,039	PHP	3,904,000	4/17/2008	(2,718)
RUB	2,714,000	USD	109,792	4/17/2008	(5,550)
USD	168,202	TRY	210,000	4/17/2008	(11,810)
USD	63,633	TRY	80,000	4/17/2008	(4,055)
USD	9,429	TRY	12,000	4/17/2008	(492)
EUR	139,450	USD	204,824	5/15/2008	(14,931)
Total unrealized depreciation					(560,242)

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	MXN	Mexican Peso	TRY	New Turkish Lira
CNY	Yuan Renminbi	MYR	Malaysian Ringgit	UAH	Ukraine Hryvna
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	PEN	Peruvian Nuevo Sol

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 21,315,487	$ -
Level 2 - Other Significant	218,534,429	54,105
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 239,849,916	$ 54,105

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 8.8%
Automobiles 0.6%
Harley-Davidson, Inc.	141,900	5,321,250
Hotels Restaurants & Leisure 1.7%
McDonald's Corp.	300,600	16,764,462

Household Durables 0.4%
Fortune Brands, Inc.	51,100	3,551,450
Media 0.9%
McGraw-Hill Companies, Inc.	118,400	4,374,880
Omnicom Group, Inc.	108,880	4,810,319

		9,185,199
Multiline Retail 2.5%
Kohl's Corp.*	209,200	8,972,588
Target Corp.	307,200	15,568,896

		24,541,484
Specialty Retail 2.7%
Best Buy Co., Inc.	83,700	3,470,202
GameStop Corp. "A"*	181,600	9,390,536
Staples, Inc.	312,465	6,908,601
Tiffany & Co.	154,600	6,468,464

		26,237,803
Consumer Staples 11.4%
Beverages 4.1%
Diageo PLC	572,947	11,552,933
PepsiCo, Inc.	395,125	28,528,025

		40,080,958
Food & Staples Retailing 1.6%
Shoppers Drug Mart Corp.	119,000	6,021,589
Walgreen Co.	245,300	9,343,477

		15,365,066
Food Products 3.0%
Dean Foods Co.	392,018	7,875,642
Groupe Danone	124,464	11,129,612
Kellogg Co.	183,500	9,644,760

		28,650,014
Household Products 2.7%
Colgate-Palmolive Co.	157,540	12,273,941
Procter & Gamble Co.	194,970	13,661,548

		25,935,489
Energy 15.1%
Energy Equipment & Services 6.1%
Baker Hughes, Inc.	220,400	15,097,400
Noble Corp.	209,400	10,400,898
Schlumberger Ltd.	284,300	24,734,100
Transocean, Inc.*	64,427	8,710,530

		58,942,928
Oil, Gas & Consumable Fuels 9.0%
ConocoPhillips	142,260	10,841,635
Devon Energy Corp.	227,100	23,693,343
EOG Resources, Inc.	181,125	21,735,000
Valero Energy Corp.	133,145	6,538,751
XTO Energy, Inc. (a)	389,182	24,074,798

		86,883,527
Financials 3.9%
Capital Markets 1.4%
State Street Corp.	166,570	13,159,030

Diversified Financial Services 1.1%
CME Group, Inc.	22,637	10,619,016
Insurance 1.4%
Aflac, Inc.	212,324	13,790,444
Health Care 18.8%
Biotechnology 5.3%
Celgene Corp.*	166,100	10,180,269
Genentech, Inc.*	201,750	16,378,065
Gilead Sciences, Inc.*	485,920	25,039,458

		51,597,792
Health Care Equipment & Supplies 6.3%
Baxter International, Inc.	325,400	18,814,628
C.R. Bard, Inc.	109,200	10,526,880
Hologic, Inc.*	102,600	5,704,560
Medtronic, Inc.	293,700	14,206,269
Zimmer Holdings, Inc.*	153,640	11,962,410

		61,214,747
Health Care Providers & Services 1.5%
Laboratory Corp. of America Holdings*	119,200	8,782,656
UnitedHealth Group, Inc.	162,185	5,572,677

		14,355,333
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.* (a)	187,000	10,629,080
Pharmaceuticals 4.6%
Abbott Laboratories	213,700	11,785,555
Eli Lilly & Co.	104,500	5,391,155
Johnson & Johnson	413,366	26,815,052

		43,991,762
Industrials 10.8%
Aerospace & Defense 4.6%
Goodrich Corp.	235,600	13,549,356
Honeywell International, Inc.	276,800	15,617,056
United Technologies Corp.	226,300	15,573,966

		44,740,378
Electrical Equipment 1.5%
Emerson Electric Co.	276,800	14,244,128
Industrial Conglomerates 1.6%
General Electric Co.	414,765	15,350,453
Machinery 1.7%
Caterpillar, Inc. (a)	75,100	5,879,579
Parker Hannifin Corp.	158,000	10,944,660

		16,824,239
Road & Rail 1.4%
Canadian National Railway Co. (a)	288,400	13,935,488
Information Technology 21.7%
Communications Equipment 2.9%
Cisco Systems, Inc.*	631,920	15,222,953
QUALCOMM, Inc.	311,800	12,783,800

		28,006,753

Computers & Peripherals 7.0%
Apple, Inc.*	152,435	21,874,422
EMC Corp.* (a)	754,215	10,815,443
Hewlett-Packard Co.	383,600	17,515,176
International Business Machines Corp.	152,300	17,535,822

		67,740,863
Electronic Equipment & Instruments 0.9%
Mettler-Toledo International, Inc.*	90,800	8,818,496
Internet Software & Services 0.9%
Google, Inc. "A"*	20,225	8,908,506
IT Services 3.5%
Accenture Ltd. "A" (a)	366,800	12,900,356
Fiserv, Inc.*	155,400	7,473,186
Paychex, Inc.	72,100	2,470,146
Visa, Inc. "A"*	176,400	11,000,304

		33,843,992
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Corp. "A"*	176,600	3,403,082
Intel Corp.	863,190	18,282,364

		21,685,446
Software 4.3%
Adobe Systems, Inc.*	303,775	10,811,352
Electronic Arts, Inc.* (a)	167,000	8,336,640
Microsoft Corp.	662,080	18,789,831
VMware, Inc. "A"* (a)	77,200	3,305,704

		41,243,527
Materials 5.6%
Chemicals 4.6%
Ecolab, Inc.	224,100	9,732,663
Monsanto Co.	174,900	19,501,350
Praxair, Inc.	182,500	15,371,975

		44,605,988
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	97,100	9,342,962
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	247,800	9,490,740
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	122,000	4,783,620
Utilities 0.5%
Electric Utilities
Allegheny Energy, Inc.	90,600	4,575,300

Total Common Stocks (Cost $655,598,232)		948,957,713
Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $34,299,141)	34,299,141	34,299,141
Cash Equivalents 2.0%
Cash Management QP Trust, 2.84% (b) (Cost $19,002,836)	19,002,836	19,002,836

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $708,900,209) †	103.6	1,002,259,690
Other Assets and Liabilities, Net	(3.6)	(34,690,656)

Net Assets	100.0	967,569,034

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $714,053,095. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $288,206,595. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $314,619,762 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,413,167.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $33,630,705 which is 3.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 979,577,145
Level 2 - Other Significant	22,682,545
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 1,002,259,690

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 98.6%
Australia 1.5%
Babcock & Brown Ltd. (a)	195,948	2,659,116
Sigma Pharmaceuticals Ltd. (a)	1,105,038	1,262,367

(Cost $4,762,754)		3,921,483
Austria 0.7%
Wienerberger AG (Cost $1,883,697)	36,258	1,936,042
Bahrain 1.4%
Gulf Finance House EC (GDR), 144A (Cost $2,097,997)	92,291	3,691,640
Belgium 0.5%
Hansen Transmissions International NV* (Cost $1,119,410)	315,641	1,227,648
Bermuda 0.5%
Orient-Express Hotels Ltd. "A" (Cost $875,300)	28,400	1,225,744
Brazil 0.6%
Diagnosticos da America SA (Cost $1,702,727)	74,900	1,489,719
Canada 1.5%
Certicom Corp.*	301,900	526,476
Flint Energy Services Ltd.*	40,700	752,977
OPTI Canada, Inc.*	78,000	1,314,628
SunOpta, Inc.*	296,700	1,513,170

(Cost $6,664,814)		4,107,251
China 0.9%
Synear Food Holdings Ltd.	1,438,000	597,034
VanceInfo Technologies, Inc. (ADR)*	108,000	734,400
WuXi PharmaTech Cayman, Inc. (ADR)*	54,300	1,214,148

(Cost $4,209,323)		2,545,582
France 2.7%
Financiere Marc de Lacharriere SA (a)	24,667	1,476,119

Flamel Technologies SA (ADR)* (a)	201,000	1,873,320
Haulotte Group (a)	41,041	935,054
JC Decaux SA (a)	95,641	2,814,419

(Cost $8,565,672)		7,098,912
Germany 13.8%
Fresenius Medical Care AG & Co. KGaA	168,907	8,493,974
Grenkeleasing AG	39,517	1,372,109
Hypo Real Estate Holding AG (a)	54,840	1,427,037
M.A.X. Automation AG	326,148	2,164,587
Puma AG	3,267	1,256,891
QSC AG* (a)	255,012	679,730
Rational AG (a)	11,984	2,372,561
SGL Carbon AG*	28,500	1,801,786
Software AG	24,812	1,901,647
Stada Arzneimittel AG	92,234	6,716,303
United Internet AG (Registered)	269,643	5,797,653
Wincor Nixdorf AG	36,734	2,939,584

(Cost $17,888,508)		36,923,862
Greece 5.4%
Coca-Cola Hellenic Bottling Co. SA	107,500	5,021,157
Hellenic Exchanges Holding SA	97,900	2,333,915
Piraeus Bank SA	201,675	6,226,197
Titan Cement Co. SA	19,100	813,491

(Cost $5,842,032)		14,394,760
Hong Kong 4.4%
K Wah International Holdings Ltd.	3,039,000	1,182,031
Kingboard Chemical Holdings Ltd.	906,640	3,232,427
Midland Holdings Ltd.	1,813,357	1,814,954
Wing Hang Bank Ltd.	359,800	5,478,593

(Cost $4,976,510)		11,708,005
Ireland 6.2%
Anglo Irish Bank Corp. PLC	275,776	3,699,973
C&C Group PLC (b)	155,973	973,413
C&C Group PLC (b)	2,146	13,380
FBD Holdings PLC	42,700	1,982,245
ICON PLC (ADR)*	49,700	3,225,033
Kingspan Group PLC	103,407	1,380,880
Paddy Power PLC	107,668	3,980,710
Ryanair Holdings PLC* (b)	2,200	9,589
Ryanair Holdings PLC* (b)	317,328	1,402,578

(Cost $9,070,538)		16,667,801
Italy 1.3%
Lottomatica SpA (a)	38,351	1,195,609
Prysmian SpA	62,851	1,339,934
Safilo Group SpA	289,500	918,662

(Cost $4,479,489)		3,454,205
Japan 5.9%
AEON Credit Services Co., Ltd.	87,800	1,179,724
AEON Mall Co., Ltd.	137,000	3,848,348
ANEST IWATA Corp. (a)	16,000	61,643
JAFCO Co., Ltd.	21,200	709,743

KITZ Corp. (a)	164,000	990,123
Matsui Securities Co., Ltd. (a)	157,800	905,814
Mitsubishi UFJ Lease & Finance Co., Ltd.	39,420	1,377,252
Nidec Corp.	21,000	1,311,978
Park24 Co., Ltd. (a)	208,000	2,048,428
Sumitomo Realty & Development Co., Ltd.	178,000	3,211,878

(Cost $13,482,915)		15,644,931
Korea 0.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $784,075)	53,600	2,049,227
Netherlands 4.5%
Arcadis NV	23,492	1,416,589
Chicago Bridge & Iron Co. NV (New York Shares)	29,800	1,169,352
QIAGEN NV* (a)	181,000	3,745,677
SBM Offshore NV (a)	174,583	5,630,093

(Cost $7,814,022)		11,961,711
Norway 0.7%
ProSafe SE (Cost $1,148,175)	122,583	1,932,511
Spain 0.8%
Tecnicas Reunidas SA (Cost $1,717,602)	27,923	2,116,358
Sweden 1.0%
Brostrom AB "B" (a)	139,600	1,007,813
Eniro AB	138,434	1,006,333
Micronic Laser Systems AB* (a)	122,900	600,561

(Cost $3,199,081)		2,614,707
Switzerland 1.1%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	16,432	463,233
Partners Group (Registered)	17,900	2,598,466

(Cost $1,793,665)		3,061,699
Taiwan 1.8%
Powerchip Semiconductor Corp.	2,642,039	988,484
Siliconware Precision Industries Co.	2,322,778	3,952,552

(Cost $2,750,096)		4,941,036
Thailand 0.8%
Bangkok Bank PCL (Foreign Registered) (Cost $1,240,762)	498,800	2,209,521
United Kingdom 9.9%
Aegis Group PLC	471,793	1,163,243
ARM Holdings PLC	1,242,362	2,169,295
Ashmore Group PLC	588,053	3,266,588
BlueBay Asset Management PLC (Unit)	261,907	1,802,014
Dicom Group PLC	414,659	1,604,616
John Wood Group PLC	236,959	1,906,640
Lamprell PLC	405,375	3,214,945
Michael Page International PLC	413,420	2,479,483
Serco Group PLC	555,876	5,005,169
Taylor Nelson Sofres PLC	442,878	1,390,688
Xchanging Ltd.*	459,096	2,550,757

(Cost $22,289,632)		26,553,438
United States 29.9%
Advance Auto Parts, Inc.	59,950	2,041,297

Aecom Technology Corp.*	83,168	2,163,200
Aeropostale, Inc.*	103,000	2,792,330
Akamai Technologies, Inc.*	68,800	1,937,408
Allegheny Energy, Inc.	168,700	8,519,350
AMERIGROUP Corp.*	83,500	2,282,055
Carter's, Inc.*	84,000	1,356,600
Cogent, Inc.*	96,100	906,223
Diamond Foods, Inc.	59,600	1,081,144
Dresser-Rand Group, Inc.*	85,000	2,613,750
EMS Technologies, Inc.*	50,000	1,357,000
Euronet Worldwide, Inc.* (a)	85,600	1,648,656
Foundation Coal Holdings, Inc.	55,700	2,803,381
FTI Consulting, Inc.* (a)	77,150	5,480,736
Gentex Corp.	76,100	1,305,115
Harman International Industries, Inc.	27,800	1,210,412
Invitrogen Corp.*	23,800	2,034,186
Itron, Inc.* (a)	53,300	4,809,259
Joy Global, Inc.	67,975	4,429,251
Lam Research Corp.*	27,200	1,039,584
Metabolix, Inc.* (a)	44,600	488,370
Mueller Water Products, Inc. "A" (a)	84,500	691,210
Mylan, Inc. (a)	110,900	1,286,440
NeuStar, Inc. "A"*	63,300	1,676,184
Nighthawk Radiology Holdings, Inc.*	43,200	404,352
NxStage Medical, Inc.* (a)	184,400	796,608
Owens & Minor, Inc.	60,900	2,395,806
Perficient, Inc.*	79,700	632,818
Phillips-Van Heusen Corp.	30,900	1,171,728
Rowan Companies, Inc.	45,400	1,869,572
Schawk, Inc.	84,300	1,347,957
Somanetics Corp.*	81,600	1,270,512
TETRA Technologies, Inc.*	122,800	1,945,152
Thoratec Corp.*	136,200	1,946,298
THQ, Inc.*	130,200	2,838,360
Ultra Petroleum Corp.*	93,400	7,238,500

(Cost $58,710,120)		79,810,804

Total Common Stocks (Cost $189,068,916)		263,288,597
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $36,905,613)	36,905,613	36,905,613
Cash Equivalents 1.4%
Cash Management QP Trust, 2.84% (c) (Cost $3,593,148)	3,593,148	3,593,148
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $229,567,677) †	113.8	303,787,358
Other Assets and Liabilities, Net (a)	(13.8)	(36,741,908)

Net Assets	100.0	267,045,450

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $235,563,172. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $68,224,186. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,062,918 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,838,732.

(a)

All or a portion of these securities were on loan amounting to $35,306,551. In addition, included in other assets and liabilities are pending sales, amounting to $66,954, that are also on loan. The value of all securities loaned at March 31, 2008 amounted to $35,373,505 which is 13.2% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At March 31, 2008, the DWS Global Opportunities VIP had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common Stocks
Financials	54,453,278	20.7%
Information Technology	45,155,922	17.2%
Industrials	43,646,823	16.6%
Health Care	40,925,168	15.5%
Energy	32,229,962	12.2%
Consumer Discretionary	27,665,575	10.5%
Consumer Staples	9,199,298	3.5%
Utilities	8,519,350	3.2%
Materials	813,491	0.3%
Telecommunication Services	679,730	0.3%
Total Common Stocks	263,288,597	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 132,953,436
Level 2 - Other Significant	170,833,922
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 303,787,358

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 10.5%
Auto Components 0.8%
Autoliv, Inc.	9,200	461,840
Cooper Tire & Rubber Co.	11,000	164,670
Johnson Controls, Inc.	9,000	304,200
Lear Corp.*	17,500	453,425

		1,384,135
Diversified Consumer Services 0.1%
Capella Education Co.*	900	49,140
DeVry, Inc.	2,600	108,784

		157,924
Hotels Restaurants & Leisure 2.1%
McDonald's Corp.	28,600	1,595,022
Royal Caribbean Cruises Ltd. (a)	5,100	167,790
Yum! Brands, Inc.	53,100	1,975,851

		3,738,663
Household Durables 0.7%
D.R. Horton, Inc.	20,100	316,575
Leggett & Platt, Inc.	22,600	344,650
NVR, Inc.*	600	358,500

Sony Corp. (ADR)	3,200	128,224

		1,147,949
Leisure Equipment & Products 0.1%
Hasbro, Inc.	7,800	217,620
Media 3.0%
Comcast Corp. "A"*	67,500	1,305,450
DISH Network Corp. "A"*	24,100	692,393
Liberty Global, Inc. "A"*	10,600	361,248
Morningstar, Inc.*	1,400	85,890
Scholastic Corp.*	3,500	105,945
Shaw Communications, Inc. "B"	2,500	45,450
The DIRECTV Group, Inc.*	102,500	2,540,975
Time Warner, Inc.	14,200	199,084

		5,336,435
Multiline Retail 0.3%
Big Lots, Inc.*	13,500	301,050
Dollar Tree, Inc.*	9,900	273,141

		574,191
Specialty Retail 3.2%
AutoZone, Inc.*	10,700	1,217,981
Best Buy Co., Inc.	57,800	2,396,388
RadioShack Corp.	74,900	1,217,125
Rent-A-Center, Inc.*	7,800	143,130
TJX Companies, Inc.	17,800	588,646

		5,563,270
Textiles, Apparel & Luxury Goods 0.2%
Fossil, Inc.*	9,000	274,860
Consumer Staples 8.1%
Beverages 2.7%
Coca-Cola Enterprises, Inc.	28,900	699,380
Pepsi Bottling Group, Inc.	22,500	762,975
PepsiCo, Inc.	45,400	3,277,880

		4,740,235
Food & Staples Retailing 1.1%
Great Atlantic & Pacific Tea Co., Inc.*	1,500	39,330
Kroger Co.	75,200	1,910,080

		1,949,410
Food Products 0.3%
Fresh Del Monte Produce, Inc.*	13,900	505,960
Household Products 1.8%
Colgate-Palmolive Co.	39,200	3,054,072
Procter & Gamble Co.	1,500	105,105

		3,159,177
Personal Products 0.1%
Herbalife Ltd.	6,300	299,250
Tobacco 2.1%
Altria Group, Inc.	33,820	750,804
Loews Corp. - Carolina Group	16,400	1,189,820
Philip Morris International, Inc.*	33,820	1,710,616

		3,651,240

Energy 12.8%
Energy Equipment & Services 3.2%
ENSCO International, Inc.	24,700	1,546,714
Global Industries Ltd.*	31,500	506,835
Helmerich & Payne, Inc.	1,400	65,618
Noble Corp.	18,400	913,928
Superior Energy Services, Inc.*	2,500	99,050
Transocean, Inc.*	18,711	2,529,727

		5,661,872
Oil, Gas & Consumable Fuels 9.6%
Alpha Natural Resources, Inc.*	1,700	73,848
Chevron Corp.	49,400	4,216,784
ConocoPhillips	53,100	4,046,751
ExxonMobil Corp.	53,539	4,528,329
Frontier Oil Corp.	39,900	1,087,674
Frontline Ltd.	8,800	404,976
Marathon Oil Corp.	11,700	533,520
Petro-Canada	5,200	225,732
Royal Dutch Shell PLC "A" (ADR)	5,900	406,982
Sunoco, Inc.	25,500	1,337,985

		16,862,581
Financials 14.4%
Capital Markets 5.4%
Bank of New York Mellon Corp.	70,500	2,941,965
GFI Group, Inc.	3,800	217,740
Morgan Stanley	41,635	1,902,720
Northern Trust Corp.	6,500	432,055
optionsXpress Holdings, Inc.	2,400	49,704
State Street Corp.	10,900	861,100
The Goldman Sachs Group, Inc.	18,565	3,070,465

		9,475,749
Commercial Banks 0.7%
Cullen/Frost Bankers, Inc.	2,100	111,384
PNC Financial Services Group, Inc.	14,900	976,993
Susquehanna Bancshares, Inc.	4,500	91,665

		1,180,042
Diversified Financial Services 3.0%
Bank of America Corp.	69,070	2,618,444
Interactive Brokers Group, Inc. "A"*	4,200	107,814
JPMorgan Chase & Co.	61,200	2,628,540

		5,354,798
Insurance 5.2%
ACE Ltd.	31,900	1,756,414
Allied World Assurance Co. Holdings Ltd.	2,300	91,310
Berkshire Hathaway, Inc. "B"*	300	1,341,870
Endurance Specialty Holdings Ltd.	2,600	95,160
Hartford Financial Services Group, Inc.	7,100	537,967
MetLife, Inc.	44,350	2,672,531
PartnerRe Ltd.	6,600	503,580
The Travelers Companies, Inc.	21,900	1,047,915
Unum Group	4,300	94,643
W.R. Berkley Corp.	7,500	207,675
XL Capital Ltd. "A"	29,400	868,770

		9,217,835

Real Estate Investment Trusts 0.1%
ProLogis (REIT)	1,500	88,290
Health Care 13.4%
Biotechnology 2.4%
Gilead Sciences, Inc.*	57,500	2,962,975
Isis Pharmaceuticals, Inc.* (a)	13,700	193,307
OSI Pharmaceuticals, Inc.*	25,900	968,401

		4,124,683
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	13,000	751,660
Intuitive Surgical, Inc.*	3,700	1,200,095
Kinetic Concepts, Inc.*	11,400	527,022

		2,478,777
Health Care Providers & Services 4.9%
Aetna, Inc.	59,700	2,512,773
Express Scripts, Inc.*	11,800	758,976
Health Net, Inc.*	33,900	1,044,120
Humana, Inc.*	50,500	2,265,430
Kindred Healthcare, Inc.*	3,700	80,919
Medco Health Solutions, Inc.*	45,800	2,005,582

		8,667,800
Life Sciences Tools & Services 0.5%
Invitrogen Corp.*	10,500	897,435
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	120,000	2,556,000
Eli Lilly & Co.	21,500	1,109,185
Johnson & Johnson	5,300	343,811
Merck & Co., Inc.	27,400	1,039,830
Schering-Plough Corp.	81,200	1,170,092
Sepracor, Inc.*	58,200	1,136,064

		7,354,982
Industrials 12.7%
Aerospace & Defense 6.5%
Boeing Co.	44,440	3,305,003
Bombardier, Inc. "B"*	29,100	155,075
General Dynamics Corp.	7,200	600,264
Goodrich Corp.	1,800	103,518
Honeywell International, Inc.	55,720	3,143,722
Lockheed Martin Corp.	31,000	3,078,300
Northrop Grumman Corp.	13,000	1,011,530

		11,397,412
Airlines 0.7%
AMR Corp.* (a)	53,200	479,864
US Airways Group, Inc.*	77,400	689,634

		1,169,498
Commercial Services & Supplies 0.9%
Allied Waste Industries, Inc.*	51,100	552,391
Deluxe Corp.	2,800	53,788
IKON Office Solutions, Inc.	6,800	51,680
The Brink's Co.	6,300	423,234
United Stationers, Inc.*	9,600	457,920

		1,539,013

Construction & Engineering 1.2%
EMCOR Group, Inc.*	5,800	128,818
Fluor Corp.	7,900	1,115,164
Perini Corp.*	14,000	507,220
Shaw Group, Inc.*	7,300	344,122

		2,095,324
Electrical Equipment 0.1%
Emerson Electric Co.	1,000	51,460
GrafTech International Ltd.*	11,500	186,415

		237,875
Industrial Conglomerates 0.8%
General Electric Co.	39,850	1,474,849
Machinery 1.3%
AGCO Corp.*	1,400	83,832
Caterpillar, Inc.	27,200	2,129,488

		2,213,320
Road & Rail 1.2%
Ryder System, Inc.	34,600	2,107,486
Information Technology 15.0%
Communications Equipment 0.4%
Cisco Systems, Inc.*	30,800	741,972
Computers & Peripherals 4.1%
Apple, Inc.*	21,500	3,085,250
International Business Machines Corp.	12,400	1,427,736
Lexmark International, Inc. "A"*	20,300	623,616
QLogic Corp.*	4,900	75,215
Sun Microsystems, Inc.*	24,800	385,144
Western Digital Corp.*	57,700	1,560,208

		7,157,169
Electronic Equipment & Instruments 0.6%
Arrow Electronics, Inc.*	4,300	144,695
AU Optronics Corp. (ADR) (a)	28,300	486,477
Dolby Laboratories, Inc. "A"*	10,400	377,104
Tyco Electronics Ltd.	1,900	65,208

		1,073,484
Internet Software & Services 1.6%
eBay, Inc.*	26,670	795,833
Google, Inc. "A"*	3,720	1,638,548
Yahoo!, Inc.*	14,500	419,485

		2,853,866
IT Services 1.0%
Accenture Ltd. "A"	25,700	903,869
Computer Sciences Corp.*	20,300	828,037

		1,731,906
Semiconductors & Semiconductor Equipment 3.7%
Amkor Technology, Inc.*	76,300	816,410
Applied Materials, Inc.	122,300	2,386,073
NVIDIA Corp.*	44,300	876,697
Texas Instruments, Inc.	84,900	2,400,123

		6,479,303
Software 3.6%
Activision, Inc.*	6,200	169,322
Microsoft Corp.	191,475	5,434,060

Symantec Corp.*	36,730	610,453

		6,213,835
Materials 4.1%
Chemicals 2.7%
Celanese Corp. "A"	20,300	792,715
CF Industries Holdings, Inc.	14,100	1,461,042
Monsanto Co.	11,300	1,259,950
Terra Industries, Inc.*	34,400	1,222,232

		4,735,939
Containers & Packaging 0.7%
Greif, Inc. "A"	600	40,758
Owens-Illinois, Inc.*	19,100	1,077,813

		1,118,571
Metals & Mining 0.7%
AK Steel Holding Corp.	22,500	1,224,450
Allegheny Technologies, Inc.	900	64,224

		1,288,674
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	56,780	2,174,674
Embarq Corp.	33,800	1,355,380
Telus Corp.	2,500	108,870
Verizon Communications, Inc.	99,300	3,619,485

		7,258,409
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	3,800	149,226
Vimpel-Communications (ADR)	5,900	176,351

		325,577
Utilities 1.6%
Electric Utilities 0.2%
American Electric Power Co., Inc.	3,500	145,705
Edison International	800	39,216
Southern Co.	6,100	217,221

		402,142
Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group, Inc.	11,100	979,797
Multi-Utilities 0.8%
Sempra Energy	26,200	1,395,936

Total Common Stocks (Cost $172,912,366)		170,056,520
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.4%
US Treasury Obligation
US Treasury Bill, 3.03%**, 4/17/2008 (b) (Cost $599,192)	600,000	599,680
	Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $1,054,625)	1,054,625	1,054,625

Cash Equivalents 2.8%
Cash Management QP Trust, 2.84% (c) (Cost $4,979,089)				4,979,089	4,979,089
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $179,545,272) †				100.7	176,689,914
Other Assets and Liabilities, Net				(0.7)	(1,206,687)

Net Assets				100.0	175,483,227

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $181,859,076. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $5,169,162. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,991,743 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,160,905.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $1,027,074 which is 0.6% of net assets.
(b)				At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/19/2008	16	5,260,268	5,296,000	35,732

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 176,090,234	$ 35,732
Level 2 - Other Significant	599,680	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 176,689,914	$ 35,732

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 98.2%
Health Care 98.2%
Biotechnology 21.6%
Acorda Therapeutics, Inc.*	10,700	192,065
Alexion Pharmaceuticals, Inc.* (a)	13,900	824,270
Amgen, Inc.*	28,350	1,184,463
Amylin Pharmaceuticals, Inc.*	5,200	151,892
Applera Corp. - Celera Group*	67,500	992,250

Biogen Idec, Inc.*	29,220	1,802,582
BioMarin Pharmaceutical, Inc.*	40,300	1,425,411
Celgene Corp.*	38,160	2,338,826
Cepheid, Inc.*	20,100	490,239
Gen-Probe, Inc.*	9,400	453,080
Genentech, Inc.*	25,600	2,078,208
Genmab A/S*	4,700	239,082
Genzyme Corp.*	29,500	2,198,930
Gilead Sciences, Inc.*	60,300	3,107,259
Medarex, Inc.* (a)	26,800	237,180
Millennium Pharmaceuticals, Inc.*	38,700	598,302
Myriad Genetics, Inc.* (a)	9,900	398,871
Onyx Pharmaceuticals, Inc.*	10,300	299,009
OSI Pharmaceuticals, Inc.*	6,100	228,079
PDL BioPharma, Inc.*	40,500	428,895
Regeneron Pharmaceuticals, Inc.*	28,700	550,753
United Therapeutics Corp.* (a)	5,800	502,860
Vertex Pharmaceuticals, Inc.*	13,600	324,904

		21,047,410
Health Care Services 18.8%
Aetna, Inc.	29,600	1,245,864
Allscripts Healthcare Solutions, Inc.*	51,400	530,448
Covance, Inc.*	14,600	1,211,362
CVS Caremark Corp.	49,631	2,010,552
Express Scripts, Inc.*	24,300	1,562,976
Fresenius Medical Care AG & Co. KGaA	28,597	1,438,082
Henry Schein, Inc.*	17,100	981,540
Laboratory Corp. of America Holdings*	22,300	1,643,064
McKesson Corp.	32,000	1,675,840
Medco Health Solutions, Inc.*	32,768	1,434,911
Quality Systems, Inc. (a)	32,700	976,749
Quest Diagnostics, Inc.	29,100	1,317,357
TriZetto Group, Inc.*	29,100	485,679
UnitedHealth Group, Inc.	25,500	876,180
WellPoint, Inc.*	20,700	913,491

		18,304,095
Life Sciences Equipment 6.7%
Applera Corp. - Applied Biosystems Group	15,800	519,188
Charles River Laboratories International, Inc.*	12,300	724,962
Illumina, Inc.*	3,600	273,240
Luminex Corp.* (a)	20,500	402,825
Pharmaceutical Product Development, Inc.	28,200	1,181,580
Thermo Fisher Scientific, Inc.*	60,200	3,421,768

		6,523,563
Medical Supply & Specialty 22.2%
Alcon, Inc.	11,500	1,635,875
Align Technology, Inc.* (a)	17,900	198,869
ArthroCare Corp.* (a)	23,500	783,725
Baxter International, Inc.	50,300	2,908,346
Beckman Coulter, Inc.	8,100	522,855
Becton, Dickinson & Co.	25,200	2,163,420
C.R. Bard, Inc.	29,400	2,834,160
Covidien Ltd.	35,200	1,557,600
Hologic, Inc.*	32,100	1,784,760

Medtronic, Inc.	57,800	2,795,786
NuVasive, Inc.*	19,200	662,592
ResMed, Inc.*	12,100	510,378
SonoSite, Inc.* (a)	14,300	406,549
Stryker Corp.	26,300	1,710,815
Zimmer Holdings, Inc.*	15,900	1,237,974

		21,713,704
Pharmaceuticals 28.9%
Abbott Laboratories	46,100	2,542,415
Allergan, Inc.	26,100	1,471,779
Astellas Pharma, Inc.	24,500	950,809
Barr Pharmaceuticals, Inc.*	11,600	560,396
Bristol-Myers Squibb Co.	61,300	1,305,690
Cardiome Pharma Corp.* (a)	28,600	240,240
Eli Lilly & Co.	38,700	1,996,533
Forest Laboratories, Inc.*	11,800	472,118
Johnson & Johnson	37,100	2,406,677
Merck & Co., Inc.	46,700	1,772,265
Merck KGaA (a)	11,162	1,376,148
Mylan, Inc. (a)	88,300	1,024,280
Novartis AG (Registered)	19,696	1,009,993
Pfizer, Inc.	79,940	1,673,144
Roche Holding AG (Genusschein)	16,750	3,153,830
Sanofi-Aventis	14,044	1,053,788
Schering-Plough Corp.	71,100	1,024,551
Shire PLC (ADR)	20,400	1,182,384
Stada Arzneimittel AG	16,197	1,179,434
Wyeth	43,200	1,804,032

		28,200,506

Total Common Stocks (Cost $74,325,829)		95,789,278
Securities Lending Collateral 6.3%
Daily Assets Fund Intitutional, 3.25% (b) (c) (Cost $6,098,758)	6,098,758	6,098,758
Cash Equivalents 0.4%
Cash Management QP Trust, 2.84% (b) (Cost $411,212)	411,212	411,212
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,835,799) †	104.9	102,299,248
Other Assets and Liabilities, Net	(4.9)	(4,753,942)

Net Assets	100.0	97,545,306

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $81,259,402. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $21,039,846. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,198,479 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,158,633.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $5,910,738 which is 6.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 91,898,082
Level 2 - Other Significant	10,401,166
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$102,299,248

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 94.5%
Australia 2.1%
Leighton Holdings Ltd. (a)	205,400	8,073,521
QBE Insurance Group Ltd.	241,100	4,907,476

(Cost $13,449,345)		12,980,997
Austria 1.6%
Erste Bank der oesterreichischen Sparkassen AG (a)	81,535	5,306,258
Wienerberger AG	85,039	4,540,766

(Cost $10,100,440)		9,847,024
Belgium 1.9%
InBev NV	80,200	7,070,924
KBC Groep NV (a)	35,600	4,615,647

(Cost $7,960,480)		11,686,571
Brazil 2.7%
Banco Bradesco SA (ADR) (Preferred)	204,100	5,665,816
Petroleo Brasileiro SA (ADR)	57,500	5,871,325
Redecard SA (GDR) 144A	148,500	4,940,691

(Cost $16,771,327)		16,477,832
Canada 1.4%
Potash Corp. of Saskatchewan, Inc.	40,900	6,355,449
Shoppers Drug Mart Corp. (a)	39,200	1,983,582

(Cost $7,366,388)		8,339,031
China 0.5%
China Infrastructure Machinery Holdings Ltd. (Cost $5,354,519)	4,172,000	3,174,874
Czech Republic 1.0%
CEZ (Cost $5,226,458)	80,000	6,099,994
Denmark 2.2%
Carlsberg AS "B" (a)	48,600	6,217,572
Novo Nordisk AS "B"	106,100	7,259,907

(Cost $12,638,225)		13,477,479
Egypt 1.4%
Orascom Construction Industries (GDR) (REG S) (Cost $10,018,084)	58,000	8,688,966
Finland 3.4%
Nokia Oyj	286,600	9,117,757
Nokian Renkaat Oyj	269,710	11,509,375

(Cost $13,101,967)		20,627,132
France 4.6%
Axa	150,564	5,448,900

BNP Paribas	45,558	4,603,858
France Telecom SA	145,626	4,896,301
Societe Generale	59,206	5,787,154
Total SA	100,449	7,469,283

(Cost $25,077,310)		28,205,496
Germany 9.1%
Adidas AG	59,000	3,925,170
Allianz SE (Registered)	15,500	3,073,357
Bayer AG	125,592	10,059,630
Deutsche Boerse AG	38,300	6,176,196
E.ON AG	72,568	13,427,891
Fresenius Medical Care AG & Co. KGaA	131,382	6,606,922
Gerresheimer AG*	117,403	5,906,568
Linde AG	46,300	6,544,749

(Cost $37,454,392)		55,720,483
Greece 0.8%
National Bank of Greece SA (Cost $3,507,252)	87,000	4,619,029
Hong Kong 4.2%
China Mobile Ltd.	321,500	4,809,363
Esprit Holdings Ltd.	923,500	11,073,038
Kingboard Chemical Holdings Ltd.	315,600	1,125,203
Noble Group Ltd.	1,974,000	3,185,304
Wharf Holdings Ltd.	1,196,000	5,693,282

(Cost $24,396,219)		25,886,190
India 2.3%
Bharat Heavy Electricals Ltd.	29,200	1,485,948
Bharti Airtel Ltd.*	476,201	9,741,930
Housing Development Finance Corp., Ltd.	28,333	1,685,723
ICICI Bank Ltd.	43,400	838,356

(Cost $14,851,584)		13,751,957
Indonesia 1.5%
PT Telekomunikasi Indonesia (ADR) (Cost $9,784,283)	212,400	8,908,056
Italy 2.5%
Intesa Sanpaolo	1,316,900	9,306,167
UniCredito Italiano SpA	884,873	5,915,340

(Cost $15,790,546)		15,221,507
Japan 13.3%
Canon, Inc.	266,350	12,342,765
Japan Tobacco, Inc.	2,481	12,439,545
Komatsu Ltd.	320,000	9,074,970
Makita Corp.	132,000	4,158,152
Mitsubishi Corp.	321,100	9,894,850
Mitsui & Co., Ltd.	142,000	2,939,834
Nintendo Co., Ltd.	21,900	11,344,999
Pioneer Corp.	265,200	2,642,342
Suzuki Motor Corp.	416,000	10,531,957
Terumo Corp.	113,500	5,937,887

(Cost $73,547,966)		81,307,301
Kazakhstan 0.8%
KazMunaiGas Exploration Production (GDR) 144A (Cost $4,256,351)	185,100	4,636,755

Mexico 1.7%
America Movil SAB de CV "L" (ADR)	77,300	4,923,237
Grupo Financiero Banorte SAB de CV "O"	1,202,200	5,207,434

(Cost $9,164,692)		10,130,671
Norway 1.6%
StatoilHydro ASA (Cost $8,563,807)	316,300	9,510,883
Russia 4.3%
Gazprom (ADR) (b)	61,900	3,156,900
Gazprom (ADR) (b)	170,700	8,712,508
Novorossiysk Sea Trade Port (GDR) 144A*	87,900	1,318,500
Sberbank*	1,616,388	5,059,294
Uralkali (GDR) 144A*	196,400	8,052,400

(Cost $23,309,384)		26,299,602
Singapore 0.2%
Olam International Ltd. (Cost $1,874,843)	933,000	1,472,266
Spain 3.9%
Iberdrola SA	676,686	10,490,875
Telefonica SA	452,960	13,015,003

(Cost $19,416,176)		23,505,878
Switzerland 8.0%
ABB Ltd. (Registered)	191,995	5,170,236
Compagnie Financiere Richemont SA "A" (Unit)	106,766	5,995,634
Lonza Group AG (Registered) (a)	68,542	9,097,218
Nestle SA (Registered)	22,285	11,140,545
Roche Holding AG (Genusschein)	56,693	10,674,631
Xstrata PLC	99,674	6,979,869

(Cost $35,132,179)		49,058,133
United Arab Emirates 0.9%
DP World Ltd.*	1,832,869	1,741,225
Emaar Properties*	1,246,744	3,717,216

(Cost $6,500,192)		5,458,441
United Kingdom 16.6%
3i Group PLC	579,350	9,541,970
AMEC PLC	1,348,405	19,358,327
Anglo American PLC	102,779	6,174,853
Babcock International Group PLC	536,409	6,083,115
BAE Systems PLC	396,834	3,821,132
BG Group PLC	342,239	7,925,508
Croda International PLC	20,229	266,144
HSBC Holdings PLC (Registered)	669,526	11,027,037
Imperial Tobacco Group PLC	67,300	3,095,922
Intertek Group PLC	294,263	6,025,987
Prudential PLC	604,462	7,981,695
Serco Group PLC	508,176	4,575,673
Standard Chartered PLC	168,242	5,748,032
Vedanta Resources PLC	146,652	6,098,750
Vodafone Group PLC	1,295,674	3,879,709

(Cost $93,738,629)		101,603,854

Total Common Stocks (Cost $508,353,038)		576,696,402

Preferred Stocks 1.4%
Germany
Porsche Automobil Holding SE (Cost $4,218,272)	45,530	8,355,539
Participatory Note 0.4%
United States
Merrill Lynch Pioneers Index (issuer Merrill Lynch International), Expiration Date 2/1/2010* (Cost $2,830,446)	28,500	2,640,240
Securities Lending Collateral 5.4%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $33,133,000)	33,133,000	33,133,000
Cash Equivalents 0.7%
Cash Management QP Trust, 2.84% (c) (Cost $3,948,438)	3,948,438	3,948,438
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $552,483,194) †	102.4	624,773,619
Other Assets and Liabilities, Net (a)	(2.4)	(14,514,780)

Net Assets	100.0	610,258,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $555,459,769. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $69,313,850. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,601,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,287,269.

(a)

All or a portion of these securities were on loan amounting to $30,230,990. In addition, included in other assets and liabilities, net is a pending sale amounting to $1,289,770, that is also on loan. The value of all securities loaned at March 31, 2008 amounted to $31,520,760 which is 5.2% of net assets.

(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At March 31, 2008, the DWS International VIP had the following Sector diversification:

		As a % of Common, Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Financials	121,925,237	20.8%
Industrials	101,793,468	17.4%
Consumer Discretionary	58,191,207	9.9%
Materials	50,531,844	8.6%
Telecommunication Services	50,173,599	8.5%
Energy	47,283,162	8.0%
Health Care	45,483,133	7.7%
Consumer Staples	43,420,356	7.4%

Information Technology	38,871,415	6.6%
Utilities	30,018,760	5.1%
Total	587,692,181	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 95,446,676
Level 2 - Other Significant	529,326,943
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 624,773,619

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008